ACCOUNTS RECEIVABLE TRADE, NET - Accounts receivable unbilled (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS RECEIVABLE TRADE, NET
Total accounts receivable unbilled	$ 44,593,829	$ 11,473,590
Less: allowance for credit losses	(711,788)
Accounts receivable unbilled, net	43,882,041	11,473,590
solar power project assets
ACCOUNTS RECEIVABLE TRADE, NET
Total accounts receivable unbilled	18,151,798	$ 11,473,590
EPC Services
ACCOUNTS RECEIVABLE TRADE, NET
Total accounts receivable unbilled	$ 26,442,031